Notes to the Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to the Consolidated Statements of Cash Flows [Abstract]
Non-cash additions to right-of-use assets	$ 1,458	$ 687